Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant, and equipment as of March 31, 2025 and September 30, 2024 consisted of the following:

	March 31, 2025	September 30, 2024
Buildings	$2,929,249	$3,029,053
Machinery and equipment	9,874,977	10,139,959
Transportation vehicles	1,079,774	1,116,564
Office equipment	642,792	636,193
Construction in progress (“CIP”)	5,480,430	2,917,883
Total property, plant, and equipment, at cost	20,007,222	17,839,652
Less: accumulated depreciation	(9,531,985)	(9,792,037)
Property, plant, and equipment, net	$10,475,237	$8,047,615

Depreciation expense was $314,344 and $353,586 for the six months ended March 31, 2025 and 2024, respectively. During the six months ended March 31, 2025, the Company sold fixed assets with a net carrying value of $13,191, and recorded gain on sale of fixed assets of $1,448. During the six months ended March 31, 2024, no fixed asset was sold.

As of March 31, 2025 and September 30, 2024, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 11.